Class A Ordinary Shares Subject to Possible Redemption - Schedule of Reconciliation of Unaudited Condensed Balance Sheet (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Offering costs associated with Class A ordinary shares	$ 7,320,589
Class A Ordinary Shares
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross Proceeds	345,000,000
Amount allocated to Warrants	(8,711,250)
Offering costs associated with Class A ordinary shares	19,011,139
Accretion of carrying value to redemption value	27,722,389
Class A ordinary shares subject to possible redemption	$ 345,000,000